Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss
The allowance for credit losses as of December 31, 2023, and 2022 was as follows:

	December 31,
	2023	2022	2021
Balance at beginning of period	$2,970	$2,970	$176
Adjustments and provision for estimated credit losses	(371)	—	2,794
Balance at end of period	$2,599	$2,970	$2,970

Schedule of Property, Plant and Equipment	Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Estimated Useful Life
Buildings	25 years
Plant and Machinery	3-10 years
Computer and office equipment	3-5 years
Furniture and Fixtures	5 years
Capitalized software	3-5 years
Construction-in-progress	N/A
Leasehold improvements	**
** Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the term of the underlying lease.
Property, plant and equipment, net consist of the following:

	December 31,
	2023	2022
Buildings	$5,462	$1,675
Plant and machinery	$2,246	$2,124
Leasehold improvements	$132	$133
Computer and office equipment	$16,602	$14,618
Furniture and fixtures	$1,805	$1,750
Internal use software	$1,719	$—
Construction in progress	$3,866	$1,079
	$31,832	$21,379
Less: Accumulated depreciation	$(19,954)	$(18,381)
Property, plant and equipment, net	$11,878	$2,998

Restructuring and Related Costs

	December 31,
	2023	2022	2021
Severance costs	$4,527	$238	$469
Write-off of prepaid subscriptions [1]	5,668	—	—
	$10,195	$238	$469
[1] Represents the write-off of prepaid subscriptions pursuant to a distribution and master services agreement as these prepaid subscriptions were deemed not recoverable through future sales activity.